Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 230	$ 225	$ 194	$ 194
Provision for credit losses
Originations	11	12	31	28
Maturities	(10)	(8)	(27)	(25)
Changes in risk, parameters and exposures	45	19	118	67
Write-offs	(27)	(14)	(67)	(35)
Recoveries	3	3	9	8
Exchange rate and other	(6)	(2)	(12)	(2)
Balance at end of period	246	235	246	235
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	74	76	70	73
Provision for credit losses
Transfers to Stage 1	15	9	27	27
Transfers to Stage 2	(5)	(4)	(14)	(11)
Transfers to Stage 3		1
Originations	11	12	31	28
Maturities	(5)	(4)	(12)	(11)
Changes in risk, parameters and exposures	(10)	(13)	(23)	(31)
Exchange rate and other		1	1	3
Balance at end of period	80	78	80	78
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	78	79	66	73
Provision for credit losses
Transfers to Stage 1	(15)	(9)	(27)	(27)
Transfers to Stage 2	5	4	14	11
Transfers to Stage 3	(1)	(3)	(6)	(7)
Maturities	(5)	(4)	(15)	(14)
Changes in risk, parameters and exposures	14	11	44	39
Exchange rate and other	1		1	3
Balance at end of period	77	78	77	78
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	78	70	58	48
Provision for credit losses
Transfers to Stage 3	1	2	6	7
Changes in risk, parameters and exposures	41	21	97	59
Write-offs	(27)	(14)	(67)	(35)
Recoveries	3	3	9	8
Exchange rate and other	(7)	(3)	(14)	(8)
Balance at end of period	$ 89	$ 79	$ 89	$ 79